Annual Total Returns- JPMorgan Mid Cap Value Fund (L Shares) [BarChart] - L Shares - JPMorgan Mid Cap Value Fund - Class L	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.42%	20.48%	31.99%	15.14%	(2.35%)	14.62%	13.67%	(11.65%)	26.63%	0.41%